Business combinations and acquisition of non-controlling interests - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2019	Nov. 01, 2018	May 23, 2018	May 22, 2018	May 15, 2018	Jan. 01, 2018
Youthstream [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Contingent consideration at fair value			€ 12,434		€ 12,434
Maximum contingent consideration that can be paid			15,000
Goodwill recognized			69,467
Contributed revenue			19,504
Net profit			1,286
Contingent consideartion undiscounted value			€ 12,434
Sunrise Events Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Threshold Sports Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Contingent consideration at fair value			€ 2,322
Maximum contingent consideration that can be paid	€ 869	€ 806	773
Maximum contingent consideration payable	€ 3,777	3,777	3,777
Goodwill recognized			2,814
Contributed revenue			8,092
Net profit			€ 755
Business Run Eventorganisation GmbH [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
hundert24 GmbH [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration at fair value			€ 4,321
Maximum contingent consideration that can be paid			0
Fairfax Events And Entertainment [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognized			17,520
Contributed revenue			5,710
Net profit			€ 2,151
Level99 Ltd [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			55.87%
Contingent consideration at fair value			€ 0
Goodwill recognized			1,073
Contributed revenue			606
Net profit			(478)
Xletix GmbH [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								100.00%
Contingent consideration at fair value			7,681					€ 7,681
Maximum contingent consideration that can be paid		€ 3,000	3,000	€ 3,000
Maximum contingent consideration payable			9,000
Goodwill recognized			11,724					€ 11,724
Contributed revenue			8,807
Net profit				1,916
AROC Sport Pty Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						55.00%			100.00%
Contingent consideration at fair value			529
Maximum contingent consideration that can be paid			380
Goodwill recognized			2,310
Contingent consideration readjusted			317
Yongda [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration at fair value			2,385
Maximum contingent consideration that can be paid			2,277	367
Goodwill recognized			2,218
Non-controlling interest recognized on acquisition			2,414
Goalscout Srl [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										100.00%
Contingent consideration at fair value			0
Goodwill recognized			375
Titan Active Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Contingent consideration at fair value			368
Maximum contingent consideration that can be paid			147
Goodwill recognized			1,190
REV3 [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration at fair value			852
Maximum contingent consideration that can be paid			85	427
Goodwill recognized			1,249
Triathlon VitoriaGasteiz Event [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration at fair value			231
Maximum contingent consideration that can be paid			90
Goodwill recognized			592
Contributed revenue				4,719
Net profit				1,316
Other Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration at fair value			8,324	4,365
Goodwill recognized			11,480	7,934
Contributed revenue			9,067
Net profit			1,736
Non-controlling interest recognized on acquisition				€ 2,414
Contingent consideartion undiscounted value			€ 9,759